FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906




November 5, 2008


Filed Via EDGAR (CIK #0000083297)
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

         RE:      FRANKLIN CAPITAL GROWTH FUND
                  File Nos. 002-10103 and 811-00334

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 100 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 27, 2008.

Sincerely yours,

FRANKLIN CAPITAL GROWTH FUND



/s/ David P. Goss
Vice President

DPG/jg

cc:   Bruce G. Leto, Esq.